Note 10 - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
10
- Deposits

Deposits and the weighted average interest rate at
December
31,
2018
and
2017
consist of the following (in thousands):

	2018		2017
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$17,542	--%	$7,956	--%
Passbook accounts	192	0.15	463	0.15
Savings accounts	1,120	0.20	2,353	0.22
Money market accounts	26,841	0.80	30,411	0.79
Certificate of deposit accounts	166,216	2.10	145,038	1.77
Total	$211,911	1.69%	$186,221	1.47%

A summary of certificates of deposit by maturity at
December
31,
2018
is as follows (in thousands):

Years ending December 31:
2019	$47,190
2020	65,451
2021	29,512
2022	8,932
2023	15,131
Total	$166,216

The aggregate amount of certificates of deposit with a minimum denomination of
$250,000
was
$25.7
million and
$18.5
million at
December
31,
2018
and
2017,
respectively.